Income Tax	12 Months Ended
Dec. 31, 2017
Income Tax [Abstract]
INCOME TAX

Note 11 - INCOME TAX

British Virgin Islands (“BVI”)

Under the current laws of BVI, AGM Holdings and AGM Software are not subject to tax on income or capital gain. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the BVI.

Belize

Under the current laws of Belize, AGM Belize is not subject to tax on income or capital gain. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the Belize.

Hong Kong

AGM HK and AGMClub are incorporated in Hong Kong and incurred net losses for the years ended December 31, 2017 and 2016. AGM HK had incurred net loss for the period from inception (April 27, 2015) to December 31, 2015. AGM HK and AGMClub are subject to tax at 16.5% on the assessable profits arising in or derived from Hong Kong. Taxable operating loss incurred by companies incorporated in Hong Kong are allowed to be carried forward indefinitely.

United Kingdom

AGM UK is incorporated in United Kingdom and incurred net loss for the year ended December 31, 2017. AGM UK is subject to tax at 19% on the assessable profits arising in or derived from United Kingdom. Companies incorporated in the UK are allowed to offset their future tax taxable income with taxable operating losses carried forward in a 2-year period.

Australia

AGM Australia is incorporated in Australia and incurred net loss for the year ended December 31, 2017. AGM Australia is subject to tax at 27.5% on the assessable profits arising in or derived from Australia. Taxable operating loss incurred by companies incorporated in Australia are allowed to be carried forward indefinitely.

PRC

On March 16, 2007, the National People’s Congress passed the Enterprise Income Tax Law (“the China EIT Law”), which was effective as of January 1, 2008.

AGM Beijing, AGM Shenzhen and AGM Nanjing are incorporated in the PRC and subject to 25% China statutory tax rate. AGM Beijing and AGM Shenzhen incurred net loss for the period from inception (April 27, 2015) to December 31, 2015; AGM Beijing, AGM Shenzhen and AGM Nanjing incurred net loss for the year ended December 31, 2016; and AGM Beijing and AGM Shenzhen incurred net loss for the year ended December 31, 2017. Companies incorporated in the PRC are allowed to offset their future tax taxable income with taxable operating losses carried forward in a 5-year period.

The China EIT Law also provides that an enterprise established under the laws of foreign countries or regions but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purpose and consequently be subject to the PRC income tax at the rate of 25% for its worldwide income. The Implementing Rules of the China EIT Law merely defines the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” On April 22, 2009, the PRC State Administration of Taxation further issued a notice entitled “Notice regarding Recognizing Offshore-Established Enterprises Controlled by PRC Shareholders as Resident Enterprises Based on Their place of Effective Management.” Under this notice, a foreign company controlled by a PRC company or a group of PRC companies shall be deemed as a PRC resident enterprise, if (i) the senior management and the core management departments in charge of its daily operations mainly function in the PRC; (ii) its financial decisions and human resource decisions are subject to decisions or approvals of persons or institutions in the PRC; (iii) its major assets, accounting books, company sales, minutes and files of board meetings and shareholders’ meetings are located or kept in the PRC; and (iv) more than half of the directors or senior management personnel with voting rights reside in the PRC. Based on a review of surrounding facts and circumstances, the Company believe that there is an uncertain tax position as to whether its operations outside of the PRC will be considered a resident enterprise for PRC tax purposes due to limited guidance and implementation history of the China EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC tax on worldwide income at a uniform tax rate of 25%. The Company has evaluated this uncertain tax position and recorded a tax liability on the Consolidated Balance Sheet.

The China EIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the previous income tax regulations. The British Virgin Islands, where the Company is incorporated, did not have such tax treaty with China.

The provision for income taxes consisted of the following:

	For the Years Ended December 31,		For the Period from Inception (April 27, 2015) to December 31,
	2017	2016	2015
Current	$1,300,894	$783,382	$-
Deferred	-	-	-
Total income tax expense	$1,300,894	$783,382	$-

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the Years Ended December 31,		For the Period from Inception (April 27, 2015) to December 31,
	2017	2016	2015
HK statutory income tax rate	16.50%	16.50%	16.50%
Valuation allowance recognized with respect to the loss in the HK company	(16.50)%	(16.50)%	(16.50)%
UK statutory income tax rate	19.00%	-	-
Valuation allowance recognized with respect to the loss in the UK company	(19.00)%	-	-
Australian statutory income tax rate	27.50%	-	-
Valuation allowance recognized with respect to the loss in the Australian company	(27.50)%	-	-
PRC statutory income tax rate	25.00%	25.00%	25.00%
Uncertain tax positions	25.00%	25.00%	-
Changes in valuation allowance for deferred tax asset	(25.00)%	(25.00)%	(25.00)%
Total tax rate	25.00%	25.00%	0.00%

As of December 31, 2017 and 2016, the Company’s subsidiaries had cumulative net operating loss carry-forwards of approximately $2,858,009 and $1,098,086, respectively, and will expire beginning in the year 2019. The Management believes that the Company’s cumulative losses arising from recurring business of subsidiaries constituted significant strong evidence that most of the deferred tax assets would not be realizable and this evidence outweighed the expectations that the Company would generate future taxable income. As such, deferred tax assets arise from net operating losses are fully allowed for the years ended. The valuation allowance of $640,504 and $257,984 was recorded as of December 31, 2017 and 2016.

The summary of cumulative net operating losses carried forward for the Company’s subsidiaries in different regions is as follows:

	For the Years Ended December 31,		For the Period from Inception (April 27, 2015) to December 31,	Expiration Beginning in the
	2017	2016	2015	Year
PRC Region	$1,964,000	$903,529	$147,286	2020
HK Region	875,122	194,557	1,733	Indefinitely
UK Region	1,000	-	-	2019
Australia Region	17,887	-	-	Indefinitely
Total cumulative net operating loss carry-forward	$2,858,009	$1,098,086	$149,019

Components of the Company’s net deferred tax assets are set forth below:

	December 31, 2017	December 31, 2016
Deferred tax assets:
Net operating loss carry-forwards	$640,504	$257,984
Total of deferred tax assets	640,504	257,984
Less: valuation allowance	(640,504)	(257,984)
Net deferred assets	$-	$-

Accounting for Uncertainty in Income Taxes

The tax authority of the PRC Government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the Company’s tax position and recognized liabilities for uncertain tax positions for the years ended December 31, 2017 and 2016, and the period from inception (April 27, 2015) to December 31, 2015. This liability is included in Accrued expenses and other current liabilities on the Consolidated Balance Sheets.

The activity of the unrecognized tax benefits related to the Company’s uncertain tax positions is summarized as follows:

	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Period from Inception (April 27, 2015) to December 31, 2015
Gross beginning balance	$783,382	$-	$-
Gross increase to tax positions in the current period	1,295,784	783,382	-
Gross increase to tax position in the prior period	-	-	-
Gross decrease to tax position in the prior period	-	-	-
Lapse of statute limitations	-	-	-
Gross ending balance	$2,079,166	$783,382	$-

There were no interests and penalties in relation to the Company uncertain tax positions for the fiscal years ended December 31, 2017 and 2016, and the period from inception (April 27, 2015) to December 31, 2015.